Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2018
Basis of Preparation [Abstract]
Classification and measurement of financial assets and financial liabilities

The following table reconciles the carrying amounts of financial assets under IAS 39 to the carrying amounts under IFRS 9 on transition to IFRS 9 on January 1, 2018.

Original classification under IAS 39	New classification under IFRS 9		Original carrying amount under IAS 39	New carrying amount under IFRS 9
			In millions of won
Financial assets at FVTPL	FVTPL	￦	111,512	111,512
Loans and receivables	Amortized cost		15,203,663	14,405,570
Loans and receivables	FVTPL		—	791,324
Available-for-sale financial assets	FVOCI		699,833	471,903
Available-for-sale financial assets	FVTPL		—	227,930
Held-to-maturity investments	Amortized cost		3,144	3,144

Total financial assets (excluding derivative instruments)		￦	16,018,152	16,011,383

Impairment of financial assets

The Company has used an exemption not to restate comparative information for prior periods with respect to classification and measurement (including impairment) requirements. Differences in the carrying amounts of financial assets resulting from the adoption of IFRS 9 are recognized in other components of equity and retained earnings as at January 1, 2018 as follows:

		Equity attributable to owners of the controlling company
Type		Retained earnings	Other components of equity	Non- controlling interests	Total equity
		In millions of won
Reclassification of cumulative gain or loss of available-for-sale financial assets	￦	76,851	(76,851)	—	—
Remeasurement of expected credit loss
—Trade and other receivables		(6,769)	—	—	(6,769)
—Income tax effect		1,846	—	—	1,846

Total	￦	71,928	(76,851)	—	(4,923)